PARTNERS' CAPITAL AND MEMBERSHIP INTERESTS (Bison Acquisition) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended
	Jun. 04, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 04, 2013 General partner	Oct. 03, 2012 General partner	Mar. 31, 2013 General partner	Jun. 03, 2013 Bison Midstream	Jun. 04, 2013 Bison Midstream	Dec. 31, 2013 Bison Midstream	Jun. 04, 2013 Bison Midstream General partner	Dec. 31, 2013 Bison Midstream General partner	Jun. 04, 2013 Limited partners, Common Bison Midstream	Dec. 31, 2013 Limited partners, Common Bison Midstream	Jun. 04, 2013 General Partner Units Bison Midstream	Dec. 31, 2013 General Partner Units Bison Midstream	Jun. 04, 2013 Limited Partner Common and General Partner Units Bison Midstream	Jun. 04, 2013 SMP Holdings' equity in contributed subsidiaries Bison Midstream	Dec. 31, 2013 SMP Holdings' equity in contributed subsidiaries Bison Midstream
Business Acquisition [Line Items]
Cumulative percentage ownership after all transactions									100.00%
Volume weighted average share price, term								5 days
Volume weighted average share price								$ 31.53
Cost of acquired entity, cash paid									$ 200,000									$ 200,000
Units issued to acquire entity										200,000		(978)	(47,936)		(978)		(50,000)	248,914	248,914
Transaction costs		2,841	2,025	3,166
Units issued in connection with acquisition										1,585,560			1,553,849	1,553,849	31,711	31,711
Net assets in excess of consideration paid	56,535	56,535	0	0						0	1,131	1,131							(56,535)
Closing unit price									$ 30.85
SMP Holdings' net investment in Bison Midstream									$ 305,449
General partner interest (as a percent)					2.00%	2.00%	2.00%